Equity Investments, Changes in equity investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in equity investments [Abstract]
Beginning balance	$ 4,786	$ 4,729
Capital contributions	108	61
Income from equity investments	5	461
Acquisition of equity investments	4	106
Distributions of earnings, net of tax	(349)	(315)	$ (159)
Depreciation of PO Joint Ventures and Louisiana Joint Venture	(155)	(156)
Currency exchange effects	(100)	(55)
Other	(4)	(45)
Ending balance	4,295	4,786	$ 4,729
Total PO Joint Ventures [Member]
Changes in equity investments [Abstract]
Capital contributions	$ 69	$ 54